Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

(a) Dividend declaration: On January 9, 2020, the board of directors declared a dividend of $0.50 per share of all classes of preferred shares, totaling $2,750, payable to all shareholders of record as of January 23, 2020, which was paid on January 30, 2020.

(b) Bunker fuel derivatives: In January 2020, the Company entered into a bunker fuel contract for a period until December 2020 and for 12,000 tonnes per annum of 1,000 tonnes per month to buy the spread differential between the price per ton of the 0.5% and 3.5% sulfur content fuel respectively.

(c) Interest rate derivatives: In March 2020, the Company entered into four pay-fixed, receive-variable interest rate derivative contracts commencing March 2020 and maturing September 2024, at an average fixed rate of 0.798% and for an aggregate notional amount of $50,000.

(d) Repurchase of common shares: In March 2020, the Company adopted a new program for the repurchase of an amount of up to 2,000,000 shares of its common stock which was expanded for an additional 1,500,000 shares of its common stock. As of March 24, 2020, the Company has repurchased 1,136,254 shares of its common stock under the program.

(e) Repurchase of preferred shares: In March 2020, the Company adopted a new share repurchase program under which it may from time to time purchase up to 100,000 Series C Preferred Shares and up to 100,000 Series D Preferred Shares on the open market. As of March 24, 2020, the Company has repurchased 2,496 Series C Preferred Shares and 4,950 of Series D Preferred Shares under the program.

(f) Coronavirus Outbreak: On March 11, 2020, the World Health Organization declared the 2019 Novel Coronavirus (the “2019-nCoV”) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where we conduct a large part of our operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. Such measures have and will likely continue to cause severe trade disruptions. The extent to which 2019-nCoV will impact the Company’s results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the virus and the actions to contain or treat its impact, among others. Accordingly, an estimate of the impact cannot be made at this time.